Analysis of cash flows	6 Months Ended
Jun. 30, 2023
Analysis of cash flows [Abstract]
Analysis of cash flows
11. Analysis of cash flows
The following tables analyse the items included within the main cash flow headings on page 3:
Net cash outflow from operating activities:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Profit for the period	149.3	301.1
Taxation	55.0	117.5
Revaluation and retranslation of financial instruments	(25.5)	(33.1)
Finance costs	230.7	144.9
Finance and investment income	(102.4)	(55.5)
(Earnings)/loss from associates - after interest and tax	(1.0)	63.8
Adjustments for:
Non-cash share-based incentive plans (including share options)	75.5	67.3
Depreciation of property, plant and equipment	83.7	79.9
Depreciation of right-of-use assets	129.3	129.9
Impairment charges included within adjusting items[1]	140.4	8.1
Goodwill impairment	52.9	—
Amortisation and impairment of acquired intangible assets	36.6	31.5
Amortisation of other intangible assets	9.0	13.6
Investment and other impairment charges	11.0	—
Losses on disposal of investments and subsidiaries	2.9	48.1
Gains on remeasurement of equity interests arising from a change in scope of ownership	—	(60.4)
Gains on sale of property, plant and equipment	(0.5)	(1.1)
Movements in trade working capital[2,3]	(521.9)	(1,015.3)
Movements in other working capital and provisions[4]	(522.7)	(725.9)
Corporation and overseas tax paid	(171.3)	(162.7)
Interest and similar charges paid	(155.9)	(86.8)
Interest paid on lease liabilities	(48.8)	(44.1)
Interest received	108.5	26.9
Investment income	3.4	20.1
Dividends from associates	18.9	21.4
Earnout payments recognised in operating activities[5]	(1.2)	(21.7)
Net cash outflow from operating activities	(444.1)	(1,132.5)
Notes
[1]Impairment charges included within restructuring costs includes impairments for right-of-use assets and property, plant and equipment.
[2]Trade working capital represents trade receivables, work in progress, accrued income, trade payables, and deferred income.
[3]The Group typically experiences an outflow of working capital in the first half of the financial year and an inflow in the second half. This is primarily due to the seasonal nature of working capital flows associated with its media buying activities on behalf of clients.
[4]Other working capital represents other receivables and other payables.
[5]Earnout payments in excess of the amount determined at acquisition are recorded as operating activities. Prior year excess amounts were recorded as investing activities and have been re-presented as operating activities.
11. Analysis of cash flows (continued)
Acquisitions and disposals:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Initial cash consideration	(202.0)	(35.0)
Cash and cash equivalents acquired	23.0	0.7
Earnout payments[1]	(11.2)	(41.6)
Purchase of other investments (including associates)	(7.7)	(5.1)
Acquisitions	(197.9)	(81.0)
Proceeds on disposal of investments and subsidiaries[2]	10.5	41.7
Cash and cash equivalents disposed	(0.2)	(12.5)
Disposals of investments and subsidiaries	10.3	29.2
Cash consideration for purchase of non-controlling interests	(16.0)	(6.2)
Cash consideration for non-controlling interests	(16.0)	(6.2)
Net acquisition payments and disposal proceeds	(203.6)	(58.0)
Notes
[1]Earnout payments in excess of the amount determined at acquisition are recorded as operating activities. Prior period excess amounts were recorded as investing activities and have been re-presented as operating activities.
[2]Proceeds on disposal of investments and subsidiaries includes return of capital from investments in associates.
Share repurchases and buybacks:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Purchase of own shares by ESOP Trusts	(37.0)	(43.2)
Shares purchased into treasury	—	(637.3)
	(37.0)	(680.5)
Proceeds from borrowings:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Proceeds from €750 million bonds	644.5	—
Draw down from revolving credit facility	400.0	—
Increase in drawings on bank loans	—	247.2
	1,044.5	247.2
Repayments of borrowings:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Repayment of bank loans	—	(11.3)
Repayment of revolving credit facility	(400.0)	—
Repayment of debt assumed on acquisition	(69.8)	—
Repayment of €250 million bonds	—	(209.3)
	(469.8)	(220.6)